CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 83,028,802	$ 105,952,020	$ 80,111,405
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	17,584,443	15,132,875	13,727,526
Stock-based compensation expenses	5,621,588	3,382,628	4,894,478
Deferred tax benefit	(54,775,461)	(60,602,166)	(35,587,912)
Amortization of deferred charges	7,725,283	12,182,821	6,049,202
Share of loss of equity investees	5,416,471	9,374,451	1,710,070
Exchange (gain)/loss	7,376,009	25,677,654	(756,926)
Changes in unrecognized tax benefit	27,665,850	14,707,858	10,737,387
Loss on extinguishment of debt (Note 12)	8,580,510	21,443,949	15,879,702
(Gain)/loss on short-term investments	(1,451,200)	2,256,890	(9,969,966)
Proceeds from disposal of short-term investments	12,897,025	77,788,586	178,849,628
Purchase of short-term investments	(2,955,227)	(26,673,525)	(186,062,974)
Gain from re-measurement of previously held interest upon acquisition (Note 9)	0	(4,384,563)	0
Allowance for doubtful accounts	982,936	3,016,234	7,067,288
Others	1,661,626	1,985,331	1,327,529
Changes in operating assets and liabilities:
Accounts receivable	(37,591,293)	36,940,910	(63,691,438)
Real estate properties development completed	(61,364,418)	232,507,523	(355,551,919)
Real estate properties under development	914,886,994	(67,338,946)	151,787,433
Contract assets	(1,684,741)	(6,420,339)	0
Real estate properties held for lease	(151,516,852)	(47,051,796)	(111,952,749)
Advances to suppliers	1,455,322	(8,205,641)	(7,335,343)
Other receivables	(81,286,710)	(118,383,454)	(47,195,272)
Deposits for land use rights	3,400,084	(452,147,524)	(180,359,751)
Other deposits and prepayments	(23,464,588)	(13,203,444)	275,227,746
Other current assets	(606,623)	4,174,280	(2,783,559)
Amounts due from related parties	(118,854,682)	(104,487,109)	(128,319,422)
Amounts due from employees	(318,601)	389,697	(1,465,840)
Other assets	3,414,909	(94,969,524)	(16,415,381)
Accounts payable	392,316,329	127,227,761	131,546,280
Customer deposits	(747,887,702)	264,194,597	269,509,197
Income tax payable	89,454,632	88,808,505	40,872,077
Other payables and accrued liabilities	(18,090,325)	(73,276,156)	91,455,504
Payroll and welfare payable	(9,363,632)	7,097,694	6,408,972
Net cash (used in) /provided by operating activities	272,256,758	(22,901,923)	139,712,972
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	1,111,556	330,773	425,850
Purchase of property and equipment	(5,510,126)	(9,132,946)	(5,565,513)
Acquisition of subsidiaries, net of cash acquired (Note 9)	827,011	11,761,992
Acquisition of long-term investment	(50,546,390)	(127,031,797)	(822,029,106)
Return of capital	11,087,850	158,634,902
Net cash (used in)/provided by investing activities	(43,030,099)	34,562,924	(827,168,769)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	166,480	1,390,666	6,111,912
Repurchase of shares for Restricted Stock Unit ("RSU") plan	(2,920,216)	(7,768,139)
Purchase of treasury shares (Note 19)	(26,080,876)	(19,846,720)	(14,058,280)
Dividends to shareholders	(19,647,356)	(25,739,147)	(26,090,734)
Amounts due to related parties	(25,024,684)	(79,846,860)	82,725,874
Repayments of short-term bank loans and current portion of long-term bank loans	(388,922,839)	(201,583,103)	(51,330,241)
Proceeds from short-term bank loans and current portion of long-term bank loans	84,837,579	310,137,935	256,681,062
Repayment of long-term bank loans	(9,156,553)	(65,519,223)	(14,780,892)
Proceeds from long-term bank loans	255,750,791	337,961,266	10,659,297
Repayment of other short-term debt	(1,216,629,289)	(943,033,901)	(516,320,358)
Proceeds from other short-term debt	125,131,566	407,755,830	884,488,867
Repayment of other long-term debt	(233,164,117)	(218,895,920)	(236,322,138)
Proceeds from other long-term debt	1,170,084,599	339,551,378	788,220,956
Payment of financing cost	(4,304,339)	(16,574,059)	(36,254,595)
Payment of principal from finance lease	(6,135,547)	(7,521,441)	(4,196,345)
Repayment of mandatorily redeemable non-controlling interests	(15,394,847)	(2,447,140)	(12,954,007)
Proceeds from mandatorily redeemable non-controlling interests	1,905,049	8,720,772	14,210,916
Contributions from (distributions to) non-controlling interests, net	31,031,810	(6,323,476)	23,687,327
Net cash provided by/(used in) financing activities	(278,472,789)	(189,581,282)	1,154,478,621
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(49,246,130)	(177,920,281)	467,022,824
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(34,185,442)	(97,290,417)	87,460,916
Cash, cash equivalents and restricted cash, at beginning of year	1,186,016,479	1,461,227,177	906,743,437
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	1,102,584,907	1,186,016,479	1,461,227,177
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	662,606,063	674,141,554	894,551,480
Restricted cash	439,978,844	511,874,925	566,675,697
Incomes taxes paid	130,853,782	147,809,372	112,460,711
Interest paid	293,543,976	284,624,926	223,541,763
NON-CASH ACTIVITIES
Non-controlling interest arising from asset acquisitions			5,193,097
Purchase consideration payables		75,565,148	$ 70,460,343
Debt extinguishment costs included in other payables and accrued liabilities	5,612,697	$ 13,761,966
Settlement of due from related parties as a result of business combination	48,761,943
Initial recognition of leases	$ 11,278,234